Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Cash flows from operating activities:
Net income	$ 210,079,000	$ 456,666,000	$ 541,271,000
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	16,496,000	14,829,000	14,848,000
Impairment of long-lived assets	0	276,000	2,042,000
Accrued severance pay and other long-term liabilities, net	(227,000)	273,000	(53,000)
Realized loss (gain) on sale of marketable securities and long-lived assets	275,000	(8,389,000)	74,000
Change in derivative instruments, net	(893,000)	1,434,000	(6,137,000)
Effect of exchange differences on intercompany balances	9,467,000	(6,017,000)	(2,268,000)
Foreign exchange effect of marketable securities and bank deposits	25,503,000	(15,157,000)	(5,510,000)
Deferred income taxes, net	56,007,000	73,706,000	(11,976,000)
(Increase) decrease in trade receivables, net	(2,297,000)	34,413,000	(16,386,000)
Decrease (increase) in other receivables, prepaid expenses and other	2,020,000	(4,829,000)	(3,518,000)
Increase in inventories, net	(1,978,000)	(3,770,000)	(19,013,000)
Decrease (increase) in income tax receivables	10,624,000	(70,390,000)	(39,340,000)
Increase (decrease) in trade payables	9,049,000	(2,290,000)	(679,000)
Decrease in other accounts payable and accrued expenses	(11,785,000)	(28,377,000)	(6,194,000)
Increase (decrease) in income tax payables	2,027,000	(4,843,000)	(52,033,000)
Income from marketable securities, net	(678,000)
Net cash provided by operating activities	323,689,000	437,535,000	395,128,000
Cash flows from investing activities:
Purchase of property, plant and equipment	(26,886,000)	(35,755,000)	(18,972,000)
Investment in other intangible assets	(2,650,000)	(68,000)	(134,000)
Proceeds from other assets		10,000	35,000,000
Proceeds from (investment in) short-term bank deposits, net	161,032,000	196,170,000	(220,102,000)
Proceeds from restricted bank deposits			199,000
Proceeds from (investment in) long-term deposits and other assets	396,281,000	(286,617,000)	(80,587,000)
Investment in marketable securities	(1,140,853,000)	(376,000)	(170,000)
Proceeds from marketable securities	370,363,000	350,000	35,000
Proceeds from sale of long-lived assets	1,075,000	8,508,000
Net cash used in investing activities	(241,638,000)	(117,778,000)	(284,731,000)
Cash flows from financing activities:
Repurchase of treasury stock	(106,986,000)	(294,897,000)	(9,450,000)
Proceeds from long-term debt			(5,888,000)
Net cash used in financing activities	(106,986,000)	(294,897,000)	(15,338,000)
Effect of exchange rate changes on cash and cash equivalents	1,147,000	(1,218,000)	57,000
(Decrease) increase in cash and cash equivalents	(23,788,000)	23,642,000	95,116,000
Cash and cash equivalents at the beginning of the period	600,399,000	576,757,000	481,641,000
Cash and cash equivalents at the end of the period	576,611,000	600,399,000	576,757,000
Cash paid during the year for:
Interest			85,000
Income taxes	55,051,000	99,720,000	192,964,000
Cash received during the year for:
Income taxes	36,668,000	1,938,000
Non-cash investing transactions:
Purchase of property, plant and equipment included in accounts payable	2,281,000	$ 692,000	$ 1,744,000
Non-cash financing transactions:
Purchase of treasury stock	4,348,000
Purchase of Marketable Securities	$ 3,491,000